ARTICLE I	STOCKHOLDERS	1
Section 1.1.	Place of Meeting	1
Section 1.2.	Annual Meetings	1
Section 1.3.	Special Meetings	1
Section 1.4.	Notice of Meetings of
Stockholders	2
Section 1.5.	Record Dates	2
Section 1.6.	Quorum; Adjournment of
Meetings	2
Section 1.7.	Voting and Inspectors	3
Section 1.8.	Conduct of Stockholders'
Meetings	4
Section 1.9.	Concerning Validity of Proxies,
Ballots, etc.	4
Section 1.10.	Action Without Meeting	4
Section 1.11.	Matters to be Acted on at
Stockholders Meetings.	4
ARTICLE II	BOARD OF DIRECTORS	7
Section 2.1.	Function of Directors	7
Section 2.2.	Number of Directors	7
Section 2.3.	Classes of Directors	7
Section 2.4.	Vacancies	8
Section 2.5.	Increase or Decrease in Number
of Directors	8
Section 2.6.	Place of Meeting	8
Section 2.7.	Regular Meetings	8
Section 2.8.	Special Meetings	8
Section 2.9.	Notices	8
Section 2.10.	Quorum	9
Section 2.11.	Executive Committee	9
Section 2.12.	Other Committees	9
Section 2.13.	Telephone Meetings	10
Section 2.14.	Action Without a Meeting	10
Section 2.15.	Compensation of Director	10
Section 2.16.	Director Retirement Policy	10
ARTICLE III	OFFICERS	10
Section 3.1.	Executive Officers	10
Section 3.2.	Term of Office	11
Section 3.3.	Powers and Duties	11
Section 3.4.	Surety Bonds	11
ARTICLE IV	CAPITAL STOCK	11
Section 4.1.	Certificates for Shares	12
Section 4.2.	Transfer of Shares	12
Section 4.3.	Stock Ledgers	12
Section 4.4.	Transfer Agents and Registrars	12
Section 4.5.	Lost, Stolen or Destroyed
Certificates	12
ARTICLE V	CORPORATE SEAL; LOCATION
OF OFFICES; BOOKS; NET
ASSET VALUE	13
Section 5.1.	Corporate Seal	13
Section 5.2.	Location of Offices	13
Section 5.3.	Books and Records	13
Section 5.4.	Annual Statement of Affairs	13
Section 5.5.	Net Asset Value	13
ARTICLE VI	FISCAL YEAR AND
ACCOUNTANT	14
Section 6.1.	Fiscal Year	14
Section 6.2.	Accountant	14
ARTICLE VII	INDEMNIFICATION AND
INSURANCE	14
Section 7.1.	General	14
Section 7.2.	Indemnification of Directors
and Officers	14
Section 7.3.	Insurance	15
ARTICLE VIII	CUSTODIAN	15
ARTICLE IX	ACTIONS TO ELIMINATE
DISCOUNT	16
ARTICLE X	AMENDMENT OF BY-LAWS	16


THE CHINA FUND, INC.
Amended and Restated By-Laws
ARTICLE I

Stockholders
             Section 1.1.	Place of Meeting.  All
meetings of the stockholders should be held at the
principal office of the Corporation in the State of
Maryland or at such other place within the United States
as may from time to time be designated by the Board of Directors and stated in the notice of such meeting.
             Section 1.2.	Annual Meetings.  An
annual meeting of the stockholders for the election of directors and the transaction of any business within the power of the Corporation shall be held on the date and at the time and place set by the Board of Directors.
             Section 1.3.	Special
Meetings. Special meetings of the stockholders for any purpose or purposes may be called by the Chairman of the Board, the President, or a majority of the Board of Directors. Special meetings of stockholders shall also be called by the Secretary upon receipt of the request in writing signed by stockholders holding not less than a majority of the votes entitled to be cast thereat. Such request shall state the purpose or purposes of the proposed meeting and the matters proposed to be acted
on at such proposed meeting.  The Secretary shall inform
such stockholders of the reasonably estimated costs of preparing and mailing such notice of meeting and upon payment to the Corporation of such costs, the Secretary
shall give notice as required in this Article to all stockholders entitled to notice of such meeting. No special meeting of stockholders need be called upon the request of the holders of common stock entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted upon at any special meeting of stockholders held during the preceding twelve months.
             Section 1.4.	Notice of Meetings of
Stockholders. Not less than ten days' and not more than ninety days' written or printed notice of every meeting of stockholders, stating the time and place thereof (and the purpose of any special meeting), shall be given to each stockholder entitled to vote thereat and to each other stockholder entitled to notice of the meeting by leaving the same with such stockholder or at such stockholder's residence or usual place of business or by mailing it, postage prepaid, and addressed to such stockholder at such stockholder's address as it appears upon the books
of the Corporation.  If mailed, notice shall be deemed to
be given when deposited in the mail addressed to the
stockholder as aforesaid.
             No notice of the time, place or purpose
of any meeting of stockholders need be given to any stockholder who attends in person or by proxy or to any stockholder who, in writing executed and filed with the records of the meeting, either before or after the holding thereof, waives such notice.
             The Corporation may postpone or cancel
a meeting of stockholders by making a public
announcement of such postponement or cancellation
prior to the meeting. Notice of the date, time and place to which the meeting is postponed shall be given not less than ten days prior to such date and otherwise in the
manner set forth in this Section.
             Section 1.5.	Record Dates.  The
Board of Directors may fix, in advance, a record date for
the determination of stockholders entitled to notice of or
to vote at any stockholders meeting or to receive a
dividend or be allotted rights or for the purpose of any other proper determination with respect to stockholders and only stockholders of record on such date shall be entitled to notice of and to vote at such meeting or to receive such dividends or rights or otherwise, as the case may be; provided, however, that such record date shall not be prior to ninety days preceding the date of any
such meeting of stockholders, dividend payment date,
date for the allotment of rights or other such action requiring the determination of a record date; and further provided that such record date shall not be prior to the close of business on the day the record date is fixed, that the transfer books shall not be closed for a period longer than 20 days, and that in the case of a meeting of stockholders, the record date or the closing of the transfer books shall not be less than ten days prior to the date fixed for such meeting.
             Section 1.6.	Quorum; Adjournment
of Meetings. The presence in person or by proxy of stockholders entitled to cast one third of the votes entitled to be cast thereat shall constitute a quorum at all meetings of the stockholders, except as otherwise provided in the Articles of Incorporation.  The Chairman
of the Meeting or the holders of a majority of the stock present in person or by proxy shall have power to adjourn any meeting of stockholders from time to time
(a) without notice other than announcement at the
meeting, to a date not more than 120 days after the
original record date; or (b) provided that a new notice is given in accordance with Section 1.4 of this Article I and a new record date is set in accordance with Section 1.5
of this Article I, to a date more than 120 days after the original record date. At the adjourned meeting, any business may be transacted which might have been
transacted at the meeting as originally notified.
             Section 1.7.	Voting and
Inspectors.  At all meetings, stockholders of record
entitled to vote thereat shall have one vote for each share of common stock standing in his name on the books of the Corporation (and such stockholders of record
holding fractional shares, if any, shall have proportionate voting rights) on the date for the determination of stockholders entitled to vote at such meeting, either in person or by proxy appointed by instrument in writing subscribed by such stockholder or his duly authorized attorney.
             All elections shall be had and all
questions decided by a majority of the votes cast at a
duly constituted meeting, except as otherwise provided
by statute or by the Articles of Incorporation or by these
By-Laws.
             At any election of Directors, the
Chairman of the meeting may, and upon the request of
the holders of ten percent (10%) of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed such
Inspector.
             Section 1.8.	Conduct of
Stockholders' Meetings.  The meetings of the
stockholders shall be presided over by the Chairman of
the Board, or if be is not present, by the President, or if he is not present, by a vice-president, or if none of them is present, by a Chairman to be elected at the meeting.
The Secretary of the Corporation, if present, shall act as
a Secretary of such meetings, or if he is not present, an Assistant Secretary shall so act; if neither the Secretary nor the Assistant Secretary is present, then the meeting shall elect its Secretary. The chairman of an annual or special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting in accordance with the
provisions of Section 1.11 of this Article I, and if he should so determine, he shall so declare to the meeting and any such business not properly brought before the
meeting shall not be transacted.
             Section 1.9.	Concerning Validity of
Proxies, Ballots, etc.  At every meeting of the
stockholders, all proxies shall be received and taken in charge of and all ballots shall be received and canvassed by the Secretary of the meeting, who shall decide all questions touching the qualification of voters, the validity of the proxies and the acceptance or rejection of votes, unless inspectors of election shall have been appointed by the Chairman of the meeting, in which event such inspectors of election shall decide all such questions. Unless a proxy provides otherwise, it is not valid for more than eleven months after its date.
       Subject to the foregoing sentence, if a new
record date (the "New Record Date") is set for a meeting
of stockholders that is adjourned or postponed to a date
that is more than 120 days after the original record date
for the meeting, a proxy granted by a stockholder as of
the original record date for the meeting remains valid
with respect to the shares held by such stockholder as of
the New Record Date, unless the proxy is revoked by the stockholder prior to being exercised at the adjourned or postponed meeting.
             Section 1.10.	Action Without
Meeting.  Any action to be taken by stockholders may be
taken without a meeting if (1) all stockholders entitled to vote on the matter consent to the action in writing, (2) all stockholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent and (3) said consents and waivers are filed with the records of the meetings of stockholders.  Such
consent shall be treated for all purposes as a vote at the
meeting.
             Section 1.11.	Matters to be Acted on
at Stockholders Meetings.
(a) Annual Meetings of Stockholders.
(1) Nominations of persons for election to the Board of Directors and the proposal of business to be considered by the stockholders may be made at an annual meeting of Stockholders only if made (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or (iii) by any stockholder of the Corporation who was a stockholder of record at the time of giving of notice provided for in this
Section 1.11 (a), who is entitled to vote at the meeting and who complied with the notice procedures set forth in this Section 1.11 (a). (2) For nominations or other business to be properly brought before an annual meeting by a stockholder pursuant to clause (iii) of paragraph (a) (1) of this Section 1.11, the stockholder must have given timely notice thereof in writing to the secretary of the Corporation. To be timely, a stockholder's notice shall be delivered to the secretary at the principal executive offices of the Corporation not less than 60 days nor more than 90 days prior to the first anniversary of the preceding year's annual meeting;
provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date, notice by the stockholder to be timely must be so delivered not earlier than the 90th day prior to such annual meeting and not later than the close of business on the later of the 60th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made.
Such stockholder's notice shall set forth (i) as to each person whom the stockholder proposes to nominate for election or reelection as a director, all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or is otherwise required, in each case pursuant to Regulation
14A under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (including such person's written consent to being named in the proxy statement as a nominee and to serving as a director if elected); (ii) as to any other business that the stockholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the reasons for conducting such business at the meeting and any material interest in such business of such stockholder and of the beneficial owners, if any, on whose behalf the proposal is made; and (iii) as to the stockholder giving the notice and the beneficial owners, if any, on whose behalf the nomination or proposal is made, (x) the name and address of such stockholder, as they appear on the Corporation's books, and of such beneficial owners, if any, and (y) the class and number of shares of stock of the Corporation which are owned beneficially and of record by such stockholder and such beneficial owners, if any. (3) Notwithstanding anything in the second sentence of paragraph (a) (2) of this
Section 1.11 to the contrary, in the event that the number of directors to be elected to the Board of Directors is increased and there is no public announcement naming all of the nominees for director or specifying the size of the increased Board of Directors made by the Corporation at least 70 days prior to the first anniversary of the preceding year's annual meeting, a stockholder's notice required by paragraph (a) (2) of this Section 1.11 shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the secretary at the principal executive offices of the Corporation not later than the close of business on the tenth day following the day on which such public announcement is first made by the Corporation.
(b)  Special Meetings of Stockholders.
(1) Only such business shall be conducted at a special meeting of stockholders as shall have been brought before the meeting pursuant to the Corporation's notice of meeting. (2) Nominations of persons for election to the Board of Directors may be made at a special meeting of stockholders at which directors are to be elected (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or (iii) provided that the Board of Directors has determined that directors shall be elected at such special meeting, by any stockholder of the Corporation who (x) has given timely notice thereof meeting the requirements of Section 1.11
(b) (3), (y) is a stockholder of record at the time of giving of such notice, and (z) is entitled to vote at the meeting. (3) To be timely, a stockholder's notice referred to in Section 1.11 (b) (2) must have been delivered to the secretary of the Corporation at the principal executive offices of the Corporation not earlier that the 90th day prior to such special meeting and not later than the close of business on the later of the 60th day prior to such special meeting or the tenth day following the day on which public announcement is made of the date of the special meeting and of the nominees proposed by the Board of Directors to be elected at such meeting. Such stockholder's notice shall set forth (i) as to each person whom the stockholder proposes to nominate for election ore reelection as a director, all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or is otherwise required, in each case pursuant to Regulation 14A under the Exchange
Act (including such person's written consent to being named in the proxy statement as a nominee and to serving as a director if elected); and (ii) as to the stockholder giving the notice and the beneficial owners, if any, on whose behalf the nomination or proposal is made, (x) the name and address of such stockholder, as they appear o the Corporation's books and of such beneficial owners, if any and (y) the class and number of shares of stock of the Corporation which are owned beneficially and of record by such stockholder and such beneficial owners, if any.
ARTICLE II

Board of Directors
             Section 2.1.	Function of
Directors. The business and affairs of the Corporation shall be conducted and managed under the direction of its Board of Directors.  All powers of the Corporation
shall be exercised by or under authority of the Board of Directors except as conferred on or reserved to the stockholders by statute.
             Section 2.2.	Number of
Directors.  The Board of Directors shall consist of not
more than fourteen Directors nor less than such number
of Directors as may be permitted under Maryland law, as
may be determined from time to time by vote of a
majority of the Directors then in office.  Directors need
not be stockholders.
             Section 2.3.	Classes of
Directors. The Directors shall be divided into three classes, designated Class I, Class II and Class III. All classes shall be as nearly equal in number as possible.
The Directors as initially classified shall hold office for terms as follows: the Class I Directors shall hold office until the date of the annual meeting of stockholders in
1993 or until their successors shall be elected and qualified; the Class II Directors shall hold office until the date of the annual meeting of stockholders in 1994 or until their successors shall be elected and qualified; and the Class III Directors shall hold office until the date of the annual meeting of stockholders in 1995 or until their successors shall be elected and qualified. Upon expiration of the term of office of each class as set forth above, the Directors in each such class shall be elected for a term of three years to succeed the Directors whose terms of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified.
             Section 2.4.	Vacancies; Tender or
Resignation. In case of any vacancy in the Board of Directors through death, resignation or other cause, other than an increase in the number of Directors, subject to the provisions of law, a majority of the remaining Directors, although a majority is less than a quorum, by an affirmative vote, may elect a successor to hold office for the remainder of the full term of the class of
Directors in which the vacancy occurred or until his successor is chosen and qualified. Any Director who is nominated for re-election at a meeting of stockholders and is not re-elected at that meeting shall be deemed to have tendered to the Board of Directors his or her resignation as a Director, with such resignation to take effect 30 days after the date of the meeting unless the Board of Directors unanimously decides to reject that Director's tender of resignation, in which case the
Director shall continue in office until his death, resignation or removal or until his successor shall have been elected and shall have been qualified.
             Section 2.5.	Increase or Decrease in
Number of Directors.  The Board of Directors, by the
vote of a majority of the entire Board, may increase the number of Directors and may elect Directors to fill the vacancies created by any such increase in the number of Directors for the remainder of the full term of the class of Directors in which the vacancy occurred or until their successors are duly chosen and qualified. The Board of Directors, by the vote of a majority of the entire Board, may likewise decrease the number of Directors to a number not less than that permitted by law.
             Section 2.6.	Place of Meeting.  The
Directors may hold their meetings within or outside the State of Maryland, at any office or offices of the Corporation or at any other place as they may from time to time determine.
             Section 2.7.	Regular
Meetings.  Regular meetings of the Board of Directors
shall be held at such time and on such notice as the Directors may from time to time determine.
             The annual meeting of the Board of
Directors shall be held as soon as practicable after the annual meeting of the stockholders for the election of Directors.
             Section 2.8.	Special
Meetings.  Special meetings of the Board of Directors
may be held from time to time upon call of the Chairman
of the Board, the President, the Secretary or two or more
of the Directors, by oral or telegraphic or written notice duly served on or sent or mailed to each Director not less than one day before such meeting.
             Section 2.9.	Notices.  Unless
required by statute or otherwise determined by
resolution of the Board of Directors in accordance with these By-laws, notices to Directors need not be in writing and need not state the business to be transacted
at or the purpose of any meeting, and no notice need be given to any Director who is present in person or to any Director who, in writing executed and filed with the records of the meeting either before or after the holding thereof, waives such notice. Waivers of notice need not state the purpose or purposes of such meeting.
             Section 2.10.	Quorum.  One-third of
the Directors then in office shall constitute a quorum for the transaction of business, provided that if there is more than one Director, a quorum shall in no case be less than two Directors. If at any meeting of the Board there shall be less than a quorum present, a majority of those present may adjourn the meeting from time to time until
a quorum shall have been obtained.  The act of the
majority of the Directors present at any meeting at which there is a quorum shall be the act of the Directors, except as may be otherwise specifically provided by statute or by the Articles of Incorporation or by these By-Laws.
             Section 2.11.	Executive
Committee.  The Board of Directors may appoint from
the Directors an Executive Committee to consist of such number of Directors (not less than two) as the Board may from time to time determine. The Chairman of the committee shall be elected by the Board of Directors.
The Board of Directors shall have power at any time to change the members of such Committee and may fill vacancies in the Committee by election from the
Directors.  When the Board of Directors is not in
session, to the extent permitted by law, the Executive Committee shall have and may exercise any or all of the powers of the Board of Directors in the management and conduct of the business and affairs of the Corporation.
The Executive Committee may fix its own rules of
procedure, and may meet when and as provided by such
rules or by resolution of the Board of Directors, but in every case the presence of a majority shall be necessary to constitute a quorum.  During the absence of a member
of the Executive Committee, the remaining members
may appoint a member of the Board of Directors to act
in his place.
             Section 2.12.	Other Committees.  The
Board of Directors may appoint from the Directors other committees which shall in each case consist of such number of Directors (not less than two) and shall have
and may exercise such powers as the Board may
determine in the resolution appointing them.  A majority
of all the members of any such committee may
determine its action and fix the time and place of its meetings, unless the Board of Directors shall otherwise provide. The Board of Directors shall have power at any time to change the members and powers of any such committee, to fill vacancies and to discharge any such
committee.
             Section 2.13.	Telephone
Meetings.  Members of the Board of Directors or a
committee of the Board of Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means, subject to the provisions of the Investment Company Act, constitutes presence in person at the meeting.
             Section 2.14.	Action Without a
Meeting. Any action required or permitted to be taken at any meeting of the Board of Directors or any committee thereof may be taken without a meeting, if a written consent to such action is signed by all members of the
Board or of such committee, as the case may be, and
such written consent is filed with the minutes of the proceedings of the Board or such committee.
             Section 2.15.	Compensation of
Director. No Director shall receive any stated salary or fees from the Corporation for his services as such if such Director is, otherwise than by reason of being such Director, an interested person (as such term is defined by the Investment Company Act of 1940, as amended) of the Corporation or of its investment manager or principal underwriter. Except as provided in the preceding sentence, Directors shall be entitled to receive such compensation from the Corporation for their services as may from time to time be voted by the Board of
Directors.
             Section 2.16.	Director Retirement
Policy. No Director may be nominated by the Board of Directors for re-election as Director if, at the time of any such proposed nomination, he or she has reached the age of seventy (70). Notwithstanding the previous sentence, if a Director who at the time of a proposed nomination has reached the age of seventy (70) and wishes to continue serving as a Director, he or she may stand for re-election, subject to the unanimous approval of the other Directors.
ARTICLE III

Officers
             Section 3.1.	Executive
Officers.  The executive officers of the Corporation shall
be chosen by the Board of Directors.  These shall
include a President, a Secretary and a Treasurer.  The
Board of Directors or the Executive Committee may also
in its discretion appoint one or more Vice-Presidents,
Assistant Secretaries, Assistant Treasurers and other
officers, agents and employees, who shall have such
authority and perform such duties as the Board or the
Executive Committee may determine.  The Chief
Compliance Officer ("CCO") shall perform the functions
as described in Rule 38a-1 under the Investment
Company Act of 1940, as amended.  The CCO shall
have primary responsibility for administering the
Corporation's compliance policies and procedures
adopted pursuant to Rule 38a-1 (the "Compliance
Program") and reviewing the Compliance Program, in
the manner specified in Rule 38a-1, at least annually, or
as such rule may be amended from time to time.  The
CCO shall report directly to the Board of Directors
regarding the Compliance Program.  The Board of
Directors may fill any vacancy which may occur in any
office.  Any two offices, except those of President and
Vice-President, may be held by the same person, but no
officer shall execute, acknowledge or verify any
instrument in more than one capacity, if such instrument
is required by law or these By-Laws to be executed,
acknowledged or verified by two or more officers.
             Section 3.2.	Term of Office.  The
term of office of all officers shall be one year and until
their respective successors are chosen and qualified.
Any officer may be removed from office at any time
with or without cause by the vote of a majority of the
whole Board of Directors.  Any officer may resign his
office at any time by delivering a written resignation to
the Corporation and, unless otherwise specified therein,
such resignation shall take effect upon delivery.
             Section 3.3.	Powers and Duties.  The
officers of the Corporation shall have such powers and
duties as shall be stated in a resolution of the Board of
Directors, or the Executive Committee and, to the extent
not so stated, as generally pertain to their respective
offices, subject to the control of the Board of Directors
and the Executive Committee.
             Section 3.4.	Surety Bonds.  The
Board of Directors may require any officer or agent of the Corporation to execute a bond (including, without limitation, any bond required by the Investment
Company Act of 1940, as amended, and the rules and regulations of the Securities and Exchange Commission) to the Corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the Corporation, including responsibility for negligence and for the accounting of any of the Corporation's property, fund or securities that may come into his hands.
ARTICLE IV

Capital Stock
             Section 4.1.	Certificates for
Shares. Each stockholder of the Corporation shall be entitled to a certificate or certificates for the full shares of stock of the Corporation owned by him in such form as the Board may from time to time prescribe.
             Section 4.2.	Certificates of Stock
Form and Issuance (a) Issuance. The shares of the Fund
shall be represented by certificates unless the Board of Directors shall by resolution provide that some or all of the shares of the Fund shall be uncertificated shares.
Any such resolution shall not apply to shares represented
by certificate until the certificate is surrendered to the Fund. Notwithstanding the adoption of any resolution providing for uncertificated shares, every holder of shares of the Fund represented by certificates and upon request every holder of uncertificated shares shall be entitled to have a certificate signed by, or in the name of the Fund by, the Chairman of the Board, or the President
or any Vice President and by the Secretary or any
Assistant Secretary or the Treasurer or an Assistant Treasurer, representing the number of shares registered in certificate form.
             Section 4.3.	Transfer of
Shares.  Shares of the Corporation shall be transferable
on the books of the Corporation by the holder thereof in person or by his duly authorized attorney or legal representative, upon surrender and cancellation of certificates, if any, for the same number of shares, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the
authenticity of the signature as the Corporation or its agents may reasonably require; in the case of shares not represented by certificates, the same or similar requirements may be imposed by the Board of Directors.
             Section 4.4.	Stock Ledgers.  The
stock ledgers of the Corporation, containing the names
and addresses of the stockholders and the number of
shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the
Corporation employs a Transfer Agent, at the offices of
the Transfer Agent of the Corporation.
             Section 4.5.	Transfer Agents and
Registrars.  The Board of Directors may from time to
time appoint or remove transfer agents and/or registrars
of transfers of shares of stock of the Corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar,
only one countersignature by such person shall be
required.
             Section 4.6.	Lost, Stolen or
Destroyed Certificates. The Board of Directors or the Executive Committee or any officer or agent authorized by the Board of Directors or Executive Committee may determine the conditions upon which a new certificate of stock of the Corporation of any class may be issued in place of a certificate which is alleged to have been lost, stolen or destroyed; and may, in its discretion, require the owner of such certificate or such owner's legal representative to give bond, with sufficient surety, to the Corporation and each Transfer Agent, if any, to indemnify it and each such Transfer Agent against any and all loss or claims which may arise by reason of the issue of a new certificate in the place of the one so lost, stolen or destroyed.
ARTICLE V

Corporate Seal; Location of
Offices; Books; Net Asset Value
             Section 5.1.	Corporate Seal.  The
Board of Directors may provide for a suitable corporate
seal, in such form and bearing such inscriptions as it
may determine.  Any officer or director shall have the
authority to affix the corporate seal.  If the Corporation
is required to place its corporate seal to a document, it
shall be sufficient to place the word "(seal)" adjacent to
the signature of the authorized officer of the Corporation
signing the document.
             Section 5.2.	Location of
Offices.  The Corporation shall have a principal office in
the State of Maryland.  The Corporation may, in
addition, establish and maintain such other offices as the
Board of Directors or any officer may, from time to
time, determine.
             Section 5.3.	Books and
Records.  The books and records of the Corporation shall
be kept at the places, within or without the State of
Maryland, as the directors or any officer may determine;
provided, however, that the original or a certified copy
of the by-laws, including any amendments to them, shall
be kept at the Corporation's principal executive office.
             Section 5.4.	Annual Statement of
Affairs.  The President or any other executive officer of
the Corporation shall prepare annually a full and correct
statement of the affairs of the corporation, to include a
balance sheet and a financial statement of operations for
the preceding fiscal year.  The statement of affairs
should be submitted at the annual meeting of
stockholders and, within 20 days of the meeting, placed
on file at the Corporation's principal office.
             Section 5.5.	Net Asset Value.  The
value of the Corporation's net assets shall be determined at such times and by such method as shall be established from time to time by the Board of Directors.
ARTICLE VI

Fiscal Year and Accountant
             Section 6.1.	Fiscal Year.  The fiscal
year of the Corporation, unless otherwise fixed by
resolution of the Board of Directors, shall begin on the
first day of November and shall end on the last day of
October in each year.
             Section 6.2.	Accountant.  The
Corporation shall employ an independent public accountant or a firm of independent public accountants as its Accountants to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders' meeting called for that purpose.
ARTICLE VII

Indemnification and Insurance
             Section 7.1.	General.  The
Corporation shall indemnify directors, officers,
employees and agents of the Corporation against
judgments, fines, settlements and expenses to the fullest extent authorized and in the manner permitted, by applicable federal and state law.
             Section 7.2.	Indemnification of
Directors and Officers.  The Corporation shall indemnify
to the fullest extent permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter be amended, any person
made or threatened to be made a party to any action, suit
or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer. To the fullest extent permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter be
amended, expenses incurred by any such person in
defending any such action, suit or proceeding shall be
paid or reimbursed by the Corporation promptly upon
receipt by it of an undertaking of such person to repay
such expenses if it shall ultimately be determined that
such person is not entitled to be indemnified by the Corporation. The rights provided to any person by this
Article VII shall be enforceable against the Corporation
by such person who shall be presumed to have relied
upon it in serving or continuing to serve as a director or officer as provided above. No amendment of this Article
VII shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. In particular, and without limiting the generality of the foregoing, neither the determination that a Director is an "audit committee financial expert"
nor the knowledge, experience or other qualifications underlying such a determination shall result in that Director being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience
or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a Director has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the Corporation, and any determination of whether a Director shall be entitled to indemnification pursuant to any provision of the Articles of
Incorporation or these By-Laws, shall be made in light
of and based upon the provisions of this paragraph and
any person serving as a Director, whether at the date of adoption of this paragraph as a By-Law or thereafter, shall be presumed conclusively to have done so in
reliance on this paragraph. For purposes of this Article VII, the term "Corporation" shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term "other enterprises" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a director or officer of the Corporation which imposes duties on, or involves services by, such director or officer with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with
respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of
the Corporation.
             Section 7.3.	Insurance.  Subject to
the provisions of the Investment Company Act of 1940, the Corporation, directly, through third parties or through affiliates of the Corporation, may purchase, or provide through a trust fund, letter of credit or surety bond insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee, partner, trustee or agent of another foreign or domestic corporation, partnership joint venture, trust or other enterprise against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have the power to indemnify such person against such liability.
ARTICLE VIII

Custodian
             The Corporation shall have as custodian
or custodians one or more trust companies or banks of good standing, foreign or domestic, as may be designated by the Board of Directors, subject to the provisions of the Investment Company Act of 1940, as amended, and other applicable laws and regulations; and the funds and securities held by the Corporation shall be kept in the custody of one or more such custodians, provided such custodian or custodians can be found ready and willing to act, and further provided that the Corporation and/or the Custodians may employ such subcustodians as the Board of Directors may approve and as shall be permitted by law.
ARTICLE IX

Actions to Eliminate Discount
             If, at any time after two years following the initial public offering of shares of the Corporation, the average discount from net asset value at which shares of the Corporation's Common Stock trade is substantial, as determined by the Board of Directors, the Board of Directors shall consider, at its next regularly scheduled quarterly meeting, taking various actions designed to eliminate the discount, including, but not limited to, periodic repurchases of shares, tender offer to purchase shares from all shareholders at a price equal to net asset value or recommending to the shareholders amendments to the Corporation's Articles of Incorporation to convert the Corporation to an open-end investment company.
ARTICLE X

Amendment of By-Laws
             The By-Laws of the Corporation may be
altered, amended, added to or repealed only by majority vote of the entire Board of Directors.